RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Text block [abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS
The remuneration of key management which includes directors and management personnel responsible for planning, directing, and controlling the activities of the Company during the period was as follows:

	For the year ended December 31,

	2023	2022
Short-term compensation (1)	$ 7,317	$ 5,379
Share-based payments (2)	33,319	32,210
Consulting fees (3) (4)	130	231
	$ 40,766	$ 37,820
(1)
Short-term compensation to key management personnel for the year ended December 31, 2023 amounted to $7,317 (2022 - $5,379) of which $7,100 (2022 - $5,148) was expensed and included in salaries, benefits, and directors’ fees on the statement of net income (loss) and comprehensive income (loss). The remaining $217 (2022 - $231) was capitalized to exploration and evaluation assets.
(2)
Share-based payments to key management personnel for the year ended December 31, 2023 amounted to $33,319 (2022 - $32,210) of which $32,793 (2022 - $31,826) was expensed and $526 (2022 - $384) was capitalized to exploration and evaluation assets.
(3)
The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2023 amounting to $130 (2022 - $130).

(4)
The Company used consulting services from a company associated with one of its former employees in relation to various studies for the year ended December 31, 2023 amounting to $nil (2022 - $101).
As at December 31, 2023, there was $43 (December 31, 2022 - $43) included in accounts payable and accrued liabilities owing to a director for compensation.